Segment information	12 Months Ended
Dec. 31, 2023
Disclosure of operating segments [abstract]
Segment information
2. Segment information

Segmental reporting
The Group's operating and reportable segments are the five Business Groups of Beauty & Wellbeing, Personal Care, Home Care, Nutrition and Ice Cream. Prior to 2022, segmental reporting was done on the basis of three Divisions: Beauty & Personal Care, Home Care and Foods & Refreshment. The comparative information has been reclassified to reflect the new reporting segments.

Beauty & Wellbeing	■primarily sales of hair care (shampoo, conditioner, styling), skin care (face, hand and body moisturisers) and includes Prestige Beauty and Health & Wellbeing.
Personal Care	■primarily sales of skin cleansing (soap, shower), deodorant and oral care (toothpaste, toothbrush, mouthwash) products.
Home Care	■primarily sales of fabric care (washing powders and liquids, rinse conditioners) and a wide range of cleaning products.
Nutrition	■primarily sales of scratch cooking aids (soups, bouillons, seasonings), dressings (mayonnaise, ketchup) and tea products.
Ice Cream	■primarily ice cream products.
Revenue
Turnover comprises sales of goods after the deduction of discounts, sales taxes and estimated returns. It does not include sales between group companies. Discounts given by Unilever include rebates, price reductions and incentives given to customers, promotional couponing and trade communication costs and are based on the contractual arrangements with each customer. Discounts can either be immediately deducted from the sales value on the invoice or off-invoice and settled later through credit notes when the precise amounts are known. Rebates are generally off-invoice. Amounts provided for discounts at the end of a period require estimation; historical data and accumulated experience is used to estimate the provision using the most likely amount method and in most instances, the discount can be estimated using known facts with a high level of accuracy. Any differences between actual amounts settled and the amounts provided are not material and recognised in the subsequent reporting period.
Customer contracts generally contain a single performance obligation and turnover is recognised when control of the products being sold has transferred to our customer as there are no longer any unfulfilled obligations to the customer. This is generally on delivery to the customer but depending on individual customer terms, this can be at the time of dispatch, delivery or upon formal customer acceptance. This is considered the appropriate point where the performance obligations in our contracts are satisfied as Unilever no longer has control over the inventory.
Our customers have the contractual right to return goods only when authorised by Unilever. At 31 December 2023, an estimate has been made of goods that will be returned and a liability has been recognised for this amount. An asset has also been recorded for the corresponding inventory that is estimated to return to Unilever using a best estimate based on accumulated experience.
Some of our customers are distributors who may be able to return unsold goods in consignment arrangements.
Underlying operating profit
Underlying operating profit means operating profit before the impact of non-underlying items within operating profit. Underlying operating profit represents our measure of segment profit or loss as it is the primary measure used for the purpose of making decisions about allocating resources and assessing performance of segments. Items are classified as non-underlying due to their nature and/or frequency of occurrence.

Our segments are comprised of similar product categories. 8 categories (2022: 8; 2021: 10) individually accounted for 5% or more of our revenue in one or more of the last three years. The following table shows the relevant contribution of these categories to Group revenue for the periods shown:

Category	Segment	2023	2022	2021
Fabric	Home Care	15%	15%	14%
Ice Cream	Ice Cream	13%	13%	13%
Hair Care	Beauty & Wellbeing	10%	11%	11%
Scratch Cooking Aids	Nutrition	10%	10%	10%
Skin Cleansing	Personal Care	10%	10%	11%
Deodorant	Personal Care	9%	8%	7%
Skin Care	Beauty & Wellbeing	7%	7%	7%
Dressings	Nutrition	7%	6%	6%
Home & Hygiene	Home Care	4%	4%	5%
Tea*	Nutrition	2%	3%	5%
Other		13%	13%	11%
* 2023 includes retained tea business. 2021 and 2022 includes ekaterra tea business as well as retained business.
2. Segment information continued
The Group operating segment information is provided based on five product areas: Beauty & Wellbeing, Personal Care, Home Care, Nutrition and Ice Cream.

		€ million	€ million	€ million	€ million	€ million	€ million
	Notes	Beauty & Wellbeing	Personal Care	Home Care	Nutrition	Ice Cream	Total
2023
Turnover		12,466	13,829	12,181	13,204	7,924	59,604
Operating profit	3	2,209	2,957	1,419	2,413	760	9,758
Non-underlying items(a)		122	(165)	77	47	92	173
Underlying operating profit		2,331	2,792	1,496	2,460	852	9,931
Share of net profit/(loss) of joint ventures and associates		1	3	3	221	3	231
Significant non-cash charges:
Within underlying operating profit:
Depreciation and amortisation		257	328	279	283	431	1,578
Share-based compensation and other non-cash charges(b)		73	87	64	89	47	360
Within non-underlying items:
Impairment and other non-cash charges(c)		(6)	4	(40)	(18)	(1)	(61)
2022
Turnover		12,250	13,636	12,401	13,898	7,888	60,073
Operating profit	3	2,154	2,264	1,064	4,497	776	10,755
Non-underlying items(a)		138	415	280	(2,048)	143	(1,072)
Underlying operating profit		2,292	2,679	1,344	2,449	919	9,683
Share of net profit/(loss) of joint ventures and associates		1	3	4	196	4	208
Significant non-cash charges:
Within underlying operating profit:
Depreciation and amortisation		282	350	327	349	417	1,725
Share-based compensation and other non-cash charges(b)		43	55	36	51	33	218
Within non-underlying items:
Impairment and other non-cash charges(c)		49	259	152	87	60	607
2021
Turnover		10,138	11,763	10,572	13,104	6,867	52,444
Operating profit	3	2,135	2,336	1,294	2,104	833	8,702
Non-underlying items(a)		102	169	123	421	119	934
Underlying operating profit		2,237	2,505	1,417	2,525	952	9,636
Share of net profit/(loss) of joint ventures and associates		4	6	7	170	4	191
Significant non-cash charges:
Within underlying operating profit:
Depreciation and amortisation		256	368	304	413	405	1,746
Share-based compensation and other non-cash charges(b)		46	56	44	69	34	249
Within non-underlying items:
Impairment and other non-cash charges(c)		1	12	12	17	16	58
(a)Non-underlying items include gain on disposal of group companies, impairment, restructuring costs, acquisition and disposal related costs and other one-off items classified separately due to their nature and/or frequency of occurrence. Refer to note 3.
(b)Other non-cash charges within underlying operating profit include movements in provisions from underlying activities, excluding movements arising from non-underlying activities.
(c)Other non-cash charges within non-underlying items includes movements in restructuring provisions and movements in certain legal provisions.
2. Segment information continued
The Unilever Group is not reliant on turnover from transactions with any single customer and does not receive 10% or more of its turnover from transactions with any single customer.
Segment assets and liabilities are not provided because they are not reported to or reviewed by our chief operating decision-maker, which is the Unilever Leadership Executive (ULE).
Turnover and non-current assets for the country of domicile, the United States and India (being the two largest countries outside the home country) and for all other countries are:

	€ million	€ million	€ million	€ million	€ million
	United Kingdom	United States	India	Others	Total
2023
Turnover	2,523	12,250	6,691	38,140	59,604
Non-current assets(a)	3,567	18,205	6,436	22,876	51,084
2022
Turnover	2,498	12,122	6,872	38,581	60,073
Non-current assets(a)	3,621	18,109	6,500	23,971	52,201
2021
Turnover	2,443	9,864	5,618	34,519	52,444
Non-current assets(a)	3,858	16,692	6,755	22,607	49,912
(a)For the purpose of this table, non-current assets include goodwill, intangible assets, property, plant and equipment and other non-current assets as shown on the consolidated balance sheet. Goodwill is attributed to countries where acquired business operated at the time of acquisition; all other assets are attributed to the countries where they were acquired.

No other country had turnover or non-current assets (as shown above) greater than 10% of the Group total.
Additional information by geographies
Although the Group’s operations are managed by product area, we provide additional information based on geographies.

	€ million	€ million	€ million
	2023	2022	2021
Asia Pacific Africa	26,234	27,504	24,264
The Americas(a)	21,531	20,905	16,844
Europe	11,839	11,664	11,336
Total	59,604	60,073	52,444
(a)Americas sales in North America were €13,130 million (2022: €13,000 million; 2021: €10,627 million) and in Latin America were €8,401 million (2022: €7,905 million; 2021: €6,217 million).
The Group's turnover classified by markets is:

	€ million	€ million	€ million
	2023	2022	2021
Emerging markets	34,714	35,324	30,407
Developed markets	24,890	24,749	22,037

Transactions between the Unilever Group’s geographical regions are immaterial and are carried out on at arm’s length basis.